UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22243

T. Rowe Price Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments

Strategic Income Fund	August 31, 2010

T. ROWE PRICE STRATEGIC INCOME FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

CORPORATE BONDS 35.9%

FINANCIAL INSTITUTIONS 12.4%

Banking 9.2%

	$ Par/Shares	Value
AKBank, 5.125%, 7/22/15 (1)	125	123
Allied Irish Banks, 12.50%, 6/25/19 (EUR) (2)	100	130
Australia & New Zealand Banking, 5.125%, 9/10/19 (EUR)	50	70
Australia & New Zealand Banking, 5.25%, 5/20/13 (EUR)	50	69
Banca Monte dei Paschi di Siena, 4.75%, 4/30/14 (EUR)	150	199
Banca Monte dei Paschi di Siena, 6.00%, 6/20/11 (EUR)	50	65
Bank of America, 4.625%, 2/18/14 (EUR)	15	20
Bank of America, 4.625%, 2/7/17 (EUR)	150	186
Bank of America, 5.65%, 5/1/18	285	297
Bank of America, 6.50%, 8/1/16	305	341
Bank of America, VR, 4.00%, 3/28/18 (EUR)	50	59
Bank of Scotland, 5.50%, 10/29/12 (EUR)	50	65
Bank of Tokyo-Mitsubishi, 3.85%, 1/22/15 (1)	100	107
Barclays Bank, 4.875%, 3/31/13 (EUR)	60	80
Barclays Bank, 4.875%, 8/13/19 (EUR)	120	167
Barclays Bank, 5.75%, 3/8/11 (EUR)	50	65
Barclays Bank, 6.75%, 5/22/19	100	119
BNP Paribas, 5.25%, 12/17/12 (EUR)	50	68
Capital One Financial, 7.375%, 5/23/14	75	87
CenterCredit International, 8.625%, 1/30/14	100	103
Citigroup, 3.50%, 8/5/15 (EUR)	160	205
Citigroup, 5.375%, 8/9/20	100	101
Citigroup, 5.50%, 10/15/14	300	319
Citigroup, 6.125%, 5/15/18	565	616
Citigroup, 6.40%, 3/27/13 (EUR)	100	138

Citigroup, 7.375%, 6/16/14 (EUR)	50	72
Citigroup, VR, 4.75%, 2/10/19 (EUR)	55	66
Citigroup Funding, 14.47%, 12/18/11 (GHS)	921	652
Commonwealth Bank of Australia, 5.50%, 8/6/19 (EUR)	50	72
Credit Agricole, 5.971%, 2/1/18 (EUR)	150	221
Credit Agricole London, 6.00%, 6/24/13 (EUR)	50	70
Credit Suisse Group, 5.40%, 1/14/20	155	163
Credit Suisse Group, 5.50%, 5/1/14	300	333
Credit Suisse Group Finance (Guernsey), 6.375%, 6/7/13 (EUR)	150	209
Credit Suisse Group Finance (Guernsey), VR 3.625%, 1/23/18 (EUR)	100	128
Danske Bank, VR, 6.00%, 3/20/16 (EUR)	50	65
Deutsche Bank, 4.875%, 9/24/12 (EUR)	50	67
Deutsche Bank, 5.125%, 1/31/13 (EUR)	50	67
Deutsche Bank, VR, 3.625%, 3/9/17 (EUR)	25	31
DNB NOR Bank, 5.875%, 6/20/13 (EUR)	50	70
Fifth Third Bancorp, 6.25%, 5/1/13	30	33
Goldman Sachs, 3.70%, 8/1/15	155	157
Goldman Sachs, 4.00%, 2/2/15 (EUR)	107	138
Goldman Sachs, 4.50%, 1/30/17 (EUR)	150	193
Goldman Sachs, 4.75%, 1/28/14 (EUR)	50	67
Goldman Sachs, 5.125%, 10/16/14 (EUR)	50	68
Goldman Sachs, 6.00%, 6/15/20	45	48
Goldman Sachs, 6.15%, 4/1/18	25	27
Goldman Sachs, 6.375%, 5/2/18 (EUR)	45	64
Goldman Sachs, 6.60%, 1/15/12	665	711
HSBC Bank, VR, 4.25%, 3/18/16 (EUR)	30	38
HSBC Bank USA, 4.875%, 8/24/20	250	258
HSBC France, 4.875%, 1/15/14 (EUR)	100	138

HSBC Holdings, 4.50%, 4/30/14 (EUR)	50	68
HSBC Holdings, VR, 3.625%, 6/29/20 (EUR)	105	135
ING Bank, 5.50%, 1/4/12 (EUR)	100	130
ING Bank, VR, 6.125%, 5/29/23 (EUR)	50	68
Intesa Sanpaolo, 3.625%, 8/12/15 (1)	110	111
Intesa SanPaolo, 4.375%, 6/26/18 (EUR)	100	127
Intesa SanPaolo, 5.00%, 4/28/11 (EUR)	50	65
Intesa SanPaolo, 6.625%, 5/8/18 (EUR)	150	201
JPMorgan Chase, 3.70%, 1/20/15	65	68
JPMorgan Chase, 4.25%, 6/9/11 (EUR)	20	26
JPMorgan Chase, 6.00%, 8/1/11 (EUR)	50	66
JPMorgan Chase, 6.00%, 1/15/18	705	800
JPMorgan Chase, VR, 4.375%, 11/12/19 (EUR)	150	194
JPMorgan Chase Capital XXVII, 7.00%, 11/1/39	40	42
KeyCorp, 3.75%, 8/13/15	170	172
Lloyds TSB Bank, 4.375%, 1/12/15 (1)	120	123
Lloyds TSB Bank, 6.375%, 6/17/16 (EUR)	100	144
Merrill Lynch, 4.45%, 1/31/14 (EUR)	150	197
Merrill Lynch, 4.625%, 10/2/13 (EUR)	40	53
Merrill Lynch, 5.45%, 2/5/13	385	411
Merrill Lynch, 6.875%, 4/25/18	125	138
Morgan Stanley, 3.75%, 3/1/13 (EUR)	100	129
Morgan Stanley, 4.00%, 7/24/15	100	100
Morgan Stanley, 4.10%, 1/26/15	90	92
Morgan Stanley, 4.20%, 11/20/14	10	10
Morgan Stanley, 4.50%, 10/29/14 (EUR)	200	263
Morgan Stanley, 5.00%, 5/2/19 (EUR)	50	66
Morgan Stanley, 7.30%, 5/13/19	630	718
National Australia Bank, VR, 4.50%, 6/23/16 (EUR)	50	64

Westpac Banking, 4.25%, 9/22/16 (EUR)	50	68
		16,877
Brokerage 0.2%		
Ameriprise Financial, 7.30%, 6/28/19	140	173
Jefferies Group, 8.50%, 7/15/19	120	140
		313
Finance Companies 1.0%		
Ally Financial, 8.00%, 3/15/20 (1)	275	281
Discover Financial Servicers, 10.25%, 7/15/19	120	153
GE Capital, 4.80%, 5/1/13	475	513
GE Capital, 5.875%, 1/14/38	100	103
GE Capital, 6.00%, 8/7/19	125	141
GE Capital Euro Funding, 5.25%, 5/18/15 (EUR)	140	197
GE Capital Euro Funding, 6.00%, 1/15/19 (EUR)	200	297
International Lease Finance, 6.625%, 11/15/13	170	164
		1,849
Financial Other 0.1%		
Financiera Independencia, 10.00%, 3/30/15 (1)	100	99
		99
Insurance 1.5%		
ACE INA Holdings, 5.90%, 6/15/19	50	58
Aflac, 6.45%, 8/15/40	85	89
Aflac, 6.90%, 12/17/39	40	45
Aflac, 8.50%, 5/15/19	110	138
Allianz Finance, VR, 6.50%, 1/13/25 (EUR)	43	61
Allstate, 7.45%, 5/16/19	60	74
Aviva, VR, 6.875%, 5/22/38 (EUR)	100	127
AXA, 5.25%, 4/16/40 (EUR)	100	126

Cloverie (Zurich), VR, 7.50%, 7/24/39 (EUR)	50	75
CNA Financial, 5.875%, 8/15/20	70	71
CNA Financial, 6.50%, 8/15/16	65	70
Genworth Financial, 7.70%, 6/15/20	25	26
Genworth Financial, 8.625%, 12/15/16	50	54
ING Verzekering, 4.00%, 9/18/13 (EUR)	100	131
Legal & General Group, VR, 4.00%, 6/8/25 (EUR)	70	80
Lincoln National, 4.30%, 6/15/15	15	16
Lincoln National, 8.75%, 7/1/19	50	64
MetLife, 4.75%, 2/8/21	105	110
MetLife, 6.75%, 6/1/16	25	30
MetLife Global Funding I, 4.625%, 5/16/17 (EUR)	50	68
Munich Reinsurance, VR, 5.767%, 6/29/49 (EUR)	50	58
New York Life Global Funding, 4.375%, 1/19/17 (EUR)	100	135
Pacific Life, 6.00%, 2/10/20 (1)	100	109
Partnerre Finance, 5.50%, 6/1/20	105	108
Principal Financial Global Funding II, 4.50%, 1/26/17 (EUR)	100	127
Principal Financial Group, 8.875%, 5/15/19	100	129
Provident, 7.00%, 7/15/18	95	103
Prudential Financial, 4.75%, 9/17/15	125	134
Prudential Financial, 5.375%, 6/21/20	55	59
Prudential Financial, 6.20%, 1/15/15	25	28
Reinsurance Group of America, 5.625%, 3/15/17	55	58
Reinsurance Group of America, 6.45%, 11/15/19	35	38
Travelers Companies, 5.90%, 6/2/19	45	52
Unum Provident Finance, 6.85%, 11/15/15 (1)	20	22
WellPoint, 4.35%, 8/15/20	55	57
WellPoint, 6.00%, 2/15/14	100	114
		2,844

Real Estate Investment Trusts 0.4%		
AMB Property, 4.50%, 8/15/17	70	70
AMB Property, 6.625%, 12/1/19	65	73
BR Malls International Finance, 9.75%, 11/29/49	100	105
Federal Realty Investment Trust, 5.90%, 4/1/20	20	22
IRSA Inversiones y Representaciones, 11.50%, 7/20/20 (1)	100	105
Kilroy Realty, 6.625%, 6/1/20 (1)	65	67
Mack-Cali Realty, 5.125%, 2/15/14	100	107
Mack-Cali Realty, 7.75%, 8/15/19	10	12
Regency Centers, 6.00%, 6/15/20	30	32
WEA Finance, 6.75%, 9/2/19 (1)	70	83
WEA Finance, 7.50%, 6/2/14 (1)	60	70
Westfield Financial, 3.625%, 6/27/12 (EUR)	58	75
		821
Total Financial Institutions		22,803
INDUSTRIAL 19.8%		
Basic Industry 2.5%		
Akzo Nobel, 7.25%, 3/27/15 (EUR)	50	76
Anglogold Ashanti Holdings, 5.375%, 4/15/20	60	63
Arcelormittal, 3.75%, 8/5/15	70	70
Arcelormittal, 5.375%, 6/1/13	130	139
Arcelormittal, 9.375%, 6/3/16 (EUR)	110	171
Arch Coal, 8.75%, 8/1/16	125	135
Ashland, 9.125%, 6/1/17	125	142
Barrick Gold, 6.95%, 4/1/19	260	325
BHP Billiton Finance, 4.75%, 4/4/12 (EUR)	75	99
CF Industries, 6.875%, 5/1/18	300	316
CONSOL Energy, 8.00%, 4/1/17 (1)	300	318

Dow Chemical, 8.55%, 5/15/19	115	144
Drummond, 9.00%, 10/15/14 (1)	60	63
Evraz Group, 8.875%, 4/24/13	100	105
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	60	67
Georgia-Pacific, 8.25%, 5/1/16 (1)	125	137
Grupo Petrotemex, 9.50%, 8/19/14 (1)	100	109
Linde Finance, 4.75%, 4/24/17 (EUR)	25	36
Linde Finance, 6.75%, 12/8/15 (EUR)	30	46
Lyondell Chemical, 8.00%, 11/1/17 (1)	375	403
Nalco, 8.25%, 5/15/17	250	269
PT Adaro Indonesia, 7.625%, 10/22/19 (1)	100	107
Rio Tinto Finance, 5.875%, 7/15/13	70	78
Rio Tinto Finance, 8.95%, 5/1/14	145	178
Solutia, 7.875%, 3/15/20	175	184
Southern Copper, 5.375%, 4/16/20	15	16
Steel Dynamics, 7.375%, 11/1/12	450	477
Teck Resources, 3.85%, 8/15/17	30	30
Teck Resources, 9.75%, 5/15/14	50	62
Teck Resources, 10.75%, 5/15/19	50	62
Vale Overseas, 6.25%, 1/23/17	65	73
Vale Overseas, 6.875%, 11/10/39	85	97
		4,597
Capital Goods 2.1%		
Ball, 7.125%, 9/1/16	125	135
Ball, 7.375%, 9/1/19	75	81
Case New Holland, 7.75%, 9/1/13	250	261
Casella Waste, 11.00%, 7/15/14	250	271
CEMEX Finance, 9.50%, 12/14/16 (1)	100	96
Compagnie de Saint-Gobain, 8.25%, 7/28/14 (EUR)	100	152

CRH Finance, 7.375%, 5/28/14 (EUR)	50	71
Crown Americas, 7.625%, 5/15/17	250	267
Danaher, 4.50%, 7/22/13 (EUR)	50	67
Embraer, 6.375%, 1/15/20	30	33
Fibria, 7.50%, 5/4/20 (1)	119	123
Finmeccanica Finance, 5.75%, 12/12/18 (EUR)	60	85
Finmeccanica Finance, 8.125%, 12/3/13 (EUR)	125	184
Holcim, 6.00%, 12/30/19 (1)	135	149
L-3 Communications, 4.75%, 7/15/20	110	116
Lafarge, 5.50%, 12/16/19 (EUR)	100	128
Odebrecht Finance, 7.00%, 4/21/20 (1)	100	107
Oshkosh, 8.25%, 3/1/17	175	186
Oshkosh, 8.50%, 3/1/20	175	186
Plastipak Holdings, 10.625%, 8/15/19 (1)	75	83
Rolls-Royce, 4.50%, 3/16/11 (EUR)	35	45
Roper Industries, 6.25%, 9/1/19	100	116
Sealed Air, 7.875%, 6/15/17	125	135
Silgan Holdings, 7.25%, 8/15/16	200	208
Solo Cup, 10.50%, 11/1/13	125	127
Stanley Black & Decker, 5.20%, 9/1/40	35	35
United Rentals North America, 10.875%, 6/15/16	225	250
United Technologies, 5.70%, 4/15/40	40	47
Voto-Votorantim, 5.25%, 4/28/17 (EUR) (1)(3)	50	64
Waste Management, 4.75%, 6/30/20	45	48
		3,856
Communications 5.3%		
America Movil, 6.375%, 3/1/35	190	221
American Tower, 5.05%, 9/1/20	200	201
American Tower, 7.25%, 5/15/19	220	256

AT&T, 6.55%, 2/15/39	70	83
AT&T, 6.70%, 11/15/13	250	290
Bertelsmann, 4.75%, 9/26/16 (EUR)	80	110
British Sky Broadcasting, 9.50%, 11/15/18 (1)	135	185
CC Holdings, 7.75%, 5/1/17 (1)	345	374
Cellco Partners/Verizon Wireless, 5.55%, 2/1/14	55	62
Cellco Partners/Verizon Wireless, 8.50%, 11/15/18	80	108
Cellco Partners/Verizon Wireless, 8.75%, 12/18/15 (EUR)	50	83
Comcast, 5.70%, 5/15/18	50	57
Comcast, 6.40%, 3/1/40	145	166
Cox Communications, 8.375%, 3/1/39 (1)	100	139
Cricket Communications, 7.75%, 5/15/16	200	208
Cricket Communications, 9.375%, 11/1/14	400	407
Cricket Communications, 10.00%, 7/15/15	100	105
Crown Castle Towers, 6.113%, 1/15/20 (1)	207	235
Deutsche Telekom International Finance 5.75%, 4/14/15 (EUR)	30	43
Deutsche Telekom International Finance 8.125%, 5/29/12 (EUR)	60	84
Digicel Group, 8.875%, 1/15/15 (1)	150	152
DirecTV Holdings, 3.55%, 3/15/15	75	77
DirecTV Holdings, 5.875%, 10/1/19	165	186
DirecTV Holdings, 6.375%, 6/15/15	500	517
Discovery Communications, 3.70%, 6/1/15	65	68
Discovery Communications, 5.625%, 8/15/19	55	62
Equinix, 8.125%, 3/1/18	175	183
Grupo Televisa, 6.625%, 1/15/40	90	103
Interpublic Group of Companies, 10.00%, 7/15/17	170	196
ITV, 10.00%, 6/30/14 (EUR)	50	73
Koninklijke, 6.25%, 9/16/13 (EUR)	50	71

NBC Universal, 5.15%, 4/30/20 (1)	205	222
News America, 6.15%, 3/1/37	150	164
News America, 7.85%, 3/1/39	55	72
NII Capital, 10.00%, 8/15/16	225	253
Olivetti Finance, 6.875%, 1/24/13 (EUR)	50	69
Omnicon Group, 6.25%, 7/15/19	60	70
OTE, 4.625%, 5/20/16 (EUR)	100	117
PAETEC Holding, 8.875%, 6/30/17	200	207
Qwest, 8.375%, 5/1/16	225	262
Rogers Communications, 6.80%, 8/15/18	440	544
SBA Communications, 8.00%, 8/15/16	75	80
SBA Communications, 8.25%, 8/15/19	50	54
Sprint Capital, 6.90%, 5/1/19	285	268
Sprint Nextel, 8.375%, 8/15/17	200	206
Telecom Italia, 7.875%, 1/22/14 (EUR)	50	73
Telecom Italia, 8.25%, 3/21/16 (EUR)	120	186
Telecom Italia Capital, 5.25%, 11/15/13	165	175
Telecom Italia Finance, VR, 7.50%, 4/20/11 (EUR)	25	33
Telefonica Emisiones, 5.431%, 2/3/14 (EUR)	100	138
Telefonica Emisiones, 5.877%, 7/15/19	115	130
Telefonica Emisiones, 6.221%, 7/3/17	60	69
Telekom Finanzmanagement, 6.375%, 1/29/16 (EUR)	120	175
Time Warner Cable, 3.50%, 2/1/15	75	78
Time Warner Cable, 8.25%, 4/1/19	210	269
TPSA Euro Finance, 6.00%, 5/22/14 (EUR)	150	212
Travel Channel, 3.55%, 1/15/15 (1)	105	110
Wind Acquisition, 11.75%, 7/15/17 (1)	200	219
WPP Group, 6.625%, 5/12/16 (EUR)	100	148
		9,708

Consumer Cyclical 3.1%

Advance Auto Parts, 5.75%, 5/1/20	75	80
Agile Property Holdings, 10.00%, 11/14/16 (1)	150	157
American Honda Finance, 5.125%, 10/3/12 (EUR)	50	67
American Honda Finance, 6.25%, 7/16/13 (EUR)	50	71
Ameristar Casinos, 9.25%, 6/1/14	175	185
AOL Time Warner, 7.70%, 5/1/32	170	213
Arcos Dorados, 7.50%, 10/1/19 (1)	100	109
BMW Finance, 8.875%, 9/19/13 (EUR)	30	46
BMW U.S. Capital, 5.00%, 5/28/15 (EUR)	30	43
DaimlerChrysler Holding, 4.375%, 3/21/13 (EUR)	50	67
DaimlerChrysler Holding, 6.50%, 11/15/13	250	285
DaimlerChrysler International Finance, 6.125%, 9/8/15 (EUR)	50	74
DaimlerChrysler International Finance, 9.00%, 1/30/12 (EUR)	50	70
Experian Fiance, 4.75%, 2/4/20 (EUR)	110	152
Fiat Finance & Trade, 6.625%, 2/15/13 (EUR)	55	72
Garda World Security, 9.75%, 3/15/17 (1)	150	155
Goodyear Tire & Rubber, 10.50%, 5/15/16	225	249
Harrah's Operating, 11.25%, 6/1/17	250	268
Home Depot, 5.40%, 3/1/16	60	68
Hyatt Hotels, 5.75%, 8/15/15 (1)	130	140
J.C. Penney, 5.65%, 6/1/20	155	157
Limited Brands, 8.50%, 6/15/19	150	169
Lottomatica, 5.375%, 12/5/16 (EUR)	150	201
Macy's, 5.90%, 12/1/16	25	26
MDC Holdings, 5.625%, 2/1/20	85	82
MGM Mirage, 9.00%, 3/15/20 (1)	200	207
MGM Mirage, 10.375%, 5/15/14	125	136
MGM Mirage, 11.125%, 11/15/17	100	111

Michelin Finance Luxembourg, 8.625%, 4/24/14 (EUR)	45	69
Nordstrom, 4.75%, 5/1/20	50	53
Pinault Printemps Redoute, 8.625%, 4/3/14 (EUR)	70	107
Pinnacle Entertainment, 8.625%, 8/1/17	50	52
RCI Banque, 8.125%, 5/15/12 (EUR)	60	82
Regal Cinemas, 8.625%, 7/15/19	150	154
Rentokil Initial, 4.625%, 3/27/14 (EUR)	50	67
Securitas, 6.50%, 4/2/13 (EUR)	50	70
Speedway Motorsports, 8.75%, 6/1/16	100	106
Starwood Hotels & Resorts Worldwide, 7.875%, 10/15/14	200	221
Toyota Motor Credit, 3.20%, 6/17/15	130	137
Wendy's / Arby's, 10.00%, 7/15/16	175	184
Wesfarmers, 3.875%, 7/10/15 (EUR)	100	133
Wynn Las Vegas, 7.75%, 8/15/20 (1)	575	579
		5,674
Consumer Non-Cyclical 3.3%		
Ahold Finance, 5.875%, 3/14/12 (EUR)	60	80
Altria Group, 9.25%, 8/6/19	275	361
AmerisourceBergen, 4.875%, 11/15/19	30	32
Anheuser-Busch InBev, 3.625%, 4/15/15 (1)	170	179
Anheuser-Busch InBev, 8.625%, 1/30/17 (EUR)	100	169
B.A.T International Finance, 5.375%, 6/29/17 (EUR)	100	147
Bacardi Limited, 7.75%, 4/9/14 (EUR)	100	148
Boston Scientific, 4.50%, 1/15/15	85	86
Bunge Limited Finance, 8.50%, 6/15/19	100	121
Carlsberg Breweries, 6.00%, 5/28/14 (EUR)	50	71
Casino Guichard Perrachon & Cie, 6.00%, 2/27/12 (EUR)	25	34
Casino Guichard Perrachon & Cie, 6.375%, 4/4/13 (EUR)	100	139
Central Garden & Pet, 8.25%, 3/1/18	150	152

Coca-Cola FEMSA, 4.625%, 2/15/20 (1)	100	109
Controladora Mabe, 7.875%, 10/28/19 (1)	150	164
Delhaize Group, 5.625%, 6/27/14 (EUR)	50	70
Delhaize Group, 6.50%, 6/15/17	75	89
Express Scripts, 6.25%, 6/15/14	190	218
Grupo Bimbo, 4.875%, 6/30/20 (1)	110	116
HCA, 8.50%, 4/15/19	175	190
HCA, 9.25%, 11/15/16	500	536
Heineken, 7.125%, 4/7/14 (EUR)	100	146
Imperial Tobacco Finance, 4.375%, 11/22/13 (EUR)	150	201
Imperial Tobacco Finance, 8.375%, 2/17/16 (EUR)	50	80
Kraft Foods, 6.50%, 2/9/40	155	185
Kroger, 5.40%, 7/15/40	80	84
Life Technologies, 4.40%, 3/1/15	110	117
Merck Financial Services, 3.375%, 3/24/15 (EUR)	75	100
Pernod-Ricard, 7.00%, 1/15/15 (EUR)	100	141
Philip Morris International, 5.875%, 9/4/15 (EUR)	50	74
Psychiatric Solutions, 7.75%, 7/15/15	100	103
Ralcorp Holdings, 4.95%, 8/15/20	75	79
Reynolds American, 7.25%, 6/1/13	100	112
Safeway, 6.25%, 3/15/14	100	115
Tesco, 5.625%, 9/12/12 (EUR)	50	68
Tesco, 5.875%, 9/12/16 (EUR)	50	76
Tyson Foods, 10.50%, 3/1/14	75	91
U.S. Oncology, 9.125%, 8/15/17	150	155
Valeant Pharmaceuticals, 8.375%, 6/15/16	100	114
Ventas Realty, 6.50%, 6/1/16	125	128
Viterra, 5.95%, 8/1/20 (1)	70	72
Warner Chilcott, 7.75%, 9/15/18 (1)	500	506

Watson Pharmaceuticals, 6.125%, 8/15/19	130	152
		6,110
Energy 2.3%		
Anadarko Petroleum, 6.375%, 9/15/17	85	84
Apache, 5.10%, 9/1/40	165	170
Berry Petroleum, 10.25%, 6/1/14	125	138
Bill Barrett, 9.875%, 7/15/16	175	190
Chesapeake Energy, 9.50%, 2/15/15	500	562
Compagnie Generale de Geophysique, 9.50%, 5/15/16	200	214
ConocoPhillips, 5.75%, 2/1/19	150	179
Devon Energy, 5.625%, 1/15/14	65	73
Diamond Offshore Drilling, 5.875%, 5/1/19	130	149
EnCana, 5.90%, 12/1/17	90	105
EOG Resources, 5.625%, 6/1/19	30	35
Hess, 6.00%, 1/15/40	80	87
Hess, 8.125%, 2/15/19	55	72
Linn Energy, 8.625%, 4/15/20 (1)	250	264
Motiva Enterprises, 6.85%, 1/15/40 (1)	40	50
Nabors Industries, 9.25%, 1/15/19	115	147
Penn Virginia, 10.375%, 6/15/16	100	109
Pride International, 8.50%, 6/15/19	300	340
QEP Resources, 6.875%, 3/1/21	250	260
Quicksilver Resources, 11.75%, 1/1/16	225	259
Rowan Companies, 5.00%, 9/1/17	50	50
Rowan Companies, 7.875%, 8/1/19	60	70
Southwestern Energy, 7.50%, 2/1/18	90	101
Tesoro, 9.75%, 6/1/19	125	135
Valero Energy, 6.125%, 6/15/17	120	133
Weatherford International, 9.625%, 3/1/19	75	98

Natural Gas 1.4%		
AGL Capital, 5.25%, 8/15/19	50	54
Boardwalk Pipelines, 5.75%, 9/15/19	125	139
Buckeye Partners, 5.50%, 8/15/19	155	170
Centrica, 7.125%, 12/9/13 (EUR)	50	73
El Paso, 12.00%, 12/12/13	500	601
Enbridge Energy Partners, 5.20%, 3/15/20	15	16
Enogex, 6.25%, 3/15/20 (1)	55	62
Enterprise Products Operations, 5.25%, 1/31/20	35	38
Enterprise Products Operations, 6.30%, 9/15/17	60	70
Enterprise Products Operations, 7.55%, 4/15/38	65	81
Gas Natural Capital Markets, 5.25%, 7/9/14 (EUR)	100	136
GDF Suez, 5.625%, 1/18/16 (EUR)	100	148
Gulfstream Natural Gas, 6.95%, 6/1/16 (1)	15	18
Magellan Midstream Partners, 6.55%, 7/15/19	75	90
Massachusetts Electric, 5.90%, 11/15/39 (1)	110	129
National Grid, 4.125%, 3/21/13 (EUR)	50	67
National Grid, 5.00%, 7/2/18 (EUR)	30	42
National Grid, 6.50%, 4/22/14 (EUR)	50	73
National Grid Gas, 5.125%, 5/14/13 (EUR)	50	69
NuStar Logistics, 4.80%, 9/1/20	80	81
Plains All American Pipeline, 5.75%, 1/15/20	110	122
Plains All American Pipeline, 6.50%, 5/1/18	30	35
Southeast Supply Header, 4.85%, 8/15/14 (1)	130	138
TransCanada Pipelines, 7.125%, 1/15/19	40	51
Williams Partners, 6.30%, 4/15/40	80	89
		2,592
Other Utility 0.2%		
Severn Trent Water Utilities, 5.25%, 3/11/16 (EUR)	75	108

ASSET-BACKED SECURITIES 4.0%

Car Loan 1.6%

Ally Auto Receivables Trust Series 2009-B, Class C 4.06%, 5/16/16 (1)	380	395
AmeriCredit Automobile Receivables Trust Series 2010-1, Class C 5.19%, 8/17/15	90	96
AmeriCredit Automobile Receivables Trust Series 2010-2, Class B 2.73%, 3/9/15	232	236
Capital Auto Receivables Asset Trust Series 2007-SN2, Class A4, VR 1.306%, 5/16/11 (1)	44	44
CarMax Auto Owner Trust Series 2010-1, Class B 3.75%, 12/15/15	45	46
CarMax Auto Owner Trust Series 2010-1, Class C 4.88%, 8/15/16	30	31
CarMax Auto Owner Trust Series 2010-2, Class C 5.18%, 12/15/16	190	194
Chesapeake Funding Series 2009-4A, Class C, VR 2.295%, 9/7/20 (1)	310	306
Ford Credit Auto Owner Trust Series 2009-D, Class D 8.14%, 2/15/16 (1)	250	281
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class C 4.99%, 2/15/17 (1)	300	322
Navistar Financial Owner Trust Series 2010-B 4.17%, 10/20/14 (1)	310	316
Nissan Auto Receivables Owner Trust Series 2009-A, Class A4 4.74%, 8/17/15	240	258

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 18.1%		
Government Guaranteed 0.1%		
National Power, 6.875%, 11/2/16	100	117
		117
Local Authorities 0.1%		
City of Buenos Aires, 12.50%, 4/6/15 (1)	100	105
		105
Owned No Guarantee 1.6%		
Bord Gais Eireann, 5.75%, 6/16/14 (EUR)	100	135
CEZ, 4.125%, 10/17/13 (EUR)	50	67
CEZ, 6.00%, 7/18/14 (EUR)	50	72
Codelco, 7.50%, 1/15/19 (1)	100	128
Electricite de France, 6.95%, 1/26/39 (1)	115	150
Export-Import Bank of Korea, 4.625%, 2/20/17 (EUR)	50	68
Export-Import Bank of Korea, 5.75%, 5/22/13 (EUR)	50	68
Gaz Capital, 5.364%, 10/31/14 (EUR)	50	67
Gaz Capital, 5.44%, 11/2/17 (EUR)	100	130
Kazmunaigaz Finance, 11.75%, 1/23/15 (1)	100	125
Pemex Project Funding Master Trust, 6.25%, 8/5/13 (EUR)	60	83
Pemex Project Funding Master Trust, 6.375%, 8/5/16 (EUR)	90	126
Petroleos de Venezuela, 5.00%, 10/28/15	200	113
Red Arrow International Leasing, 8.375%, 6/30/12 (RUB)	30,451	1,017
RSHB Capital, 7.50%, 3/25/13 (RUB)	14,000	454
Transneft, 8.70%, 8/7/18	100	124
		2,927
Sovereign 0.5%		
Government of Grenada, VR, 2.50%, 9/15/25	113	61

Government of Jamaica, 10.625%, 6/20/17	80	92
Government of Ukraine, 6.58%, 11/21/16	250	248
Hellenic Republic Government International, 4.625%, 6/25/13	79	68
Republic of Argentina, 7.00%, 10/3/15	150	126
Republic of Argentina, 8.28%, 12/31/33	257	198
Republic of Lithuania, 6.75%, 1/15/15	100	109
		902
Treasuries 15.8%		
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15 (BRL)	1,272	1,411
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12 (BRL)	2,965	1,661
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14 (BRL)	3,000	1,637
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21 (BRL)	7,300	3,804
Government of Canada, 2.50%, 6/1/15 (CAD)	4,045	3,890
Government of Canada, 3.50%, 6/1/20 (CAD)	3,965	3,949
Government of Egypt, Zero Coupon, 10/5/10 (EGP)	8,500	1,477
Government of Egypt, Treasury Bills Zero Coupon , 10/12/10 (EGP)	2,050	356
Republic of Argentina, 2.00%, 9/30/14 (ARS)	890	329
Republic of Argentina, VR, 4.06%, 12/31/33 (ARS)	500	166
Republic of Argentina, Zero Coupon , 12/15/35 (ARS)	4,250	96
Republic of Chile, 5.50%, 8/5/20 (CLP)	63,000	132
Republic of Indonesia, 11.00%, 9/15/25 (IDR)	8,000,000	1,054
Republic of South Africa, 8.25%, 9/15/17 (ZAR)	16,500	2,300
Republic of South Africa, 13.50%, 9/15/15 (ZAR)	3,200	547
Republic of Turkey, 10.50%, 1/15/20 (TRY)	500	361
Republic of Turkey, 14.00%, 9/26/12 (TRY)	975	746
Republic of Turkey, TIPS, 10.00%, 2/15/12 (TRY)	1,515	1,106
Republic of Uruguay, 5.00%, 9/14/18 (UYU)	3,500	254
United Mexican States, 8.00%, 12/17/15 (MXN)	9,500	793

United Mexican States, 8.50%, 11/18/38 (MXN)	2,700	236
United Mexican States, 10.00%, 11/20/36 (MXN)	26,850	2,752
		29,057
Total Foreign Government Obligations & Municipalities (Cost $31,610)		33,108
MUNICIPAL SECURITIES 0.0%		
Guam 0.0%		
Guam Power Auth., 7.50%, 10/1/15	40	42
Total Municipal Securities (Cost $40)		42
CONVERTIBLE PREFERRED STOCKS 0.4%		
Banking 0.2%		
Wells Fargo	–	436
		436
Communications 0.2%		
Crown Castle	5	322
		322
Financial Other 0.0%		
Affiliated Managers Group Capital Trust I	1	57
		57
Total Convertible Preferred Stocks (Cost $631)		815
BOND MUTUAL FUNDS 21.2%		
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.15% (6)(7)	282	2,775
T. Rowe Price Institutional Floating Rate Fund, 5.66% (6)(7)	2,785	27,958
T. Rowe Price Institutional High Yield Fund, 7.79% (6)(7)	848	8,117
Total Bond Mutual Funds (Cost $36,950)		38,850

PRIVATE INVESTMENT COMPANIES 0.7%		
T. Rowe Price Term Asset-Backed Opportunity Fund (7)	101	1,283
Total Private Investment Companies (Cost $1,038)		1,283
SHORT-TERM INVESTMENTS 3.5%		
Money Market Funds 3.5%		
T. Rowe Price Reserve Investment Fund, 0.32% (7)(8)	6,494	6,494
Total Short-Term Investments (Cost $6,494)		6,494
Total Investments in Securities		
99.3% of Net Assets (Cost $170,073)		**$ 181,891**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $13,500 and represents 7.3% of net assets.

(2) Security issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.

(3) Non-income producing

(4) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

(5) All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2010.

(6) SEC 30-day yield

(7) Affiliated Companies

(8) Seven-day yield

ARM Adjustable Rate Mortgage

ARS Argentine Peso

BRL Brazilian Real

CAD Canadian Dollar

CLP Chilean Peso

CMO Collateralized Mortgage Obligation

COP Colombian Peso

EGP Egyptian Pound

EUR Euro

GHS Ghanaian Cedi

IDR Indonesian Rupiah

JPY Japanese Yen

MXN Mexican Peso

Forward Currency Exchange Contracts

(Amounts in 000s)

Counterparty	Settlement	Receive		Deliver		Unrealized Gain (Loss)
Barclays Capital	11/26/10	ZMK	198,800	USD	40	$ -
Citibank	11/15/10	USD	917	TRY	1,406	8
Citibank	11/18/10	USD	1,631	BRL	2,933	(13)
Citibank	11/18/10	USD	783	EUR	610	10
Citibank	11/18/10	USD	2,469	ZAR	18,215	31
Credit Suisse	9/24/10	USD	17,929	EUR	13,992	197
Credit Suisse	11/18/10	USD	149	MXN	1,987	1
JPMorgan Chase	9/22/10	USD	125	MYR	393	-
JPMorgan Chase	9/24/10	USD	336	EUR	265	1
JPMorgan Chase	11/29/10	USD	7,901	CAD	8,340	92
JPMorgan Chase	11/30/10	USD	2,280	JPY	192,620	(15)
Royal Bank of Cana(	11/2/10	USD	401	COP	740,000	(4)
Standard Chartered	7/7/11	CNY	6,000	USD	901	(14)
State Street	11/18/10	PHP	12,396	USD	274	(3)
State Street	11/18/10	USD	2,830	BRL	5,069	(12)
State Street	11/18/10	USD	1,814	MXN	23,144	74
Net unrealized gain (loss) on open forward currency exchange contracts						$ 353

Futures Contracts

($000s)

	Expiration	Contract Value	Unrealized Gain (Loss)
Long, 21 U.S. Treasury Bond contracts $18 par of 2.75% Federal National Mortgage Assn. pledged as initial margin	12/10	$ 2,836	$ 65
Short, 42 U.S. Treasury ten year contracts, $35 par of 2.75% Federal National pledged as initial margin	12/10	(5,276)	(38)
Short, 109 U.S. Treasury five year contract $92 par of 2.75% Federal National Mortgage Assn. pledged as initial margin	12/10	(13,115)	(68)
Net payments (receipts) of variation margin to date			16
Variation margin receivable (payable) on open futures contracts			$ (25)

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2010. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/10	Value 5/31/10
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.15%	48	-	48	2,775	2,568
T. Rowe Price Institutional Floating Rate Fund, 5.66%	12,222	-	505	27,958	15,494
T. Rowe Price Institutional High Yield Fund, 7.79%	6,671	-	121	8,117	1,279
T. Rowe Price Term Asset-Backed Opportunity Fund	11**	-	35	1,283	1,192
T. Rowe Price Reserve Investment Fund, 0.32%	¤	¤	$ 7	$ 6,494	$ 15,148
Totals			$ 716	$ 46,627	$ 35,681

¤ Purchase and sale information not shown for cash management funds.

** Investment in partnership; cost balances reflect net capital contributed/returned and pro rata share of undistributed partnership earnings.

Other information for the period ended August 31, 2010 related to affiliated companies is as follows:

Investment in securities, at cost	$ 43,444
Dividend income	681
Interest income	35
Investment income	$ 716
Realized gain (loss) on securities	$ -
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Strategic Income Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Strategic Income Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement
On June 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in private investment companies are valued at the entity’s net asset value (or equivalent) as of the valuation date. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on August 31, 2010:

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2010. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2010, totaled $80,000 for the period ended August 31, 2010.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements relative to the U.S. dollar. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. For a futures contract, the value included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values, and potential losses in excess of the fund’s initial investment.

Counterparty Risk and Collateral
 The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with over-the-counter (OTC) derivatives, including swaps and forward currency exchange contracts. Subject to certain minimum exposure requirements (which range from $100,000 to $500,000), collateral generally is determined based on the net aggregate unrealized gain or loss on all OTC derivative contracts with a particular counterparty. Collateral, both pledged by and for the benefit of the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund are so noted in the accompanying Portfolio of Investments and remain in the fund’s net assets. As of August 31, 2010, no collateral had been posted by the fund for the benefit of counterparties and securities valued at $300,000 were pledged as collateral by counterparties for the benefit of the fund.

At any point in time, the fund’s risk of loss from counterparty credit risk on OTC derivatives is the aggregate unrealized gain on appreciated contracts in excess of any collateral pledged by the counterparty for the benefit of the fund. Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against defaults. In accordance with standard derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity in the event the fund fails to maintain sufficient asset coverage; its net assets decline by stated percentages; or it otherwise fails to meet the terms of its agreements, which would cause the fund to accelerate payment of any net liability owed to the counterparty under the contract. For exchange-traded derivatives such as futures and options, each broker in its sole discretion may change margin requirements applicable to the fund.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or indirectly, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Noninvestment-Grade Debt Securities
The fund may invest, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market’s psychology. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase Commitments
The fund may enter into “to be announced” (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA transactions with the intention of taking possession of the underlying mortgage securities but can extend the settlement or roll the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C.
The fund may invest in the T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C. (private fund), a private investment company managed by Price Associates that participates in the Term Asset-Backed Securities Loan Facility (TALF) program created and administered by the Federal Reserve Bank of New York (FRBNY). The TALF program provides eligible borrowers with term loans secured by eligible asset-backed securities and/or commercial mortgage-backed securities, which are either owned by the borrower or purchased by the borrower and subsequently pledged as collateral for a TALF loan. TALF loans generally are nonrecourse in nature. The private fund is treated as a partnership for federal income tax purposes. It has a limited life extending five years from final termination of the TALF program, currently scheduled for June 30, 2010, with two possible one-year extensions. Invested capital generally will be returned to investors as underlying securities are liquidated and the TALF loans mature, with the balance paid at maturity of the private fund. Ownership interests in the private fund may not be redeemed, sold, or assigned.

NOTE 5 - FEDERAL INCOME TAXES

At August 31, 2010, the cost of investments for federal income tax purposes was $170,073,000. Net unrealized gain aggregated $12,119,000 at period-end, of which $13,054,000 related to appreciated investments and $935,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, Price managers), and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund, in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Strategic Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	October 22, 2010